Expense Example - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Cloud Computing ETF - Fidelity Cloud Computing ETF	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 41
3 years	130
5 years	229
10 years	$ 516